Securities - Additional Information (Detail)	12 Months Ended									12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW		Dec. 31, 2009 KRW		Dec. 31, 2008 KRW	Dec. 31, 2008 Securities Reclassified To Other Investments As Per SFAS 115 KRW	Dec. 31, 2010 Debt Securities Financial Institutions Bank of Korea and Korea Development Bank KRW	Dec. 31, 2009 Debt Securities Financial Institutions Bank of Korea and Korea Development Bank KRW	Dec. 31, 2010 Asset-backed Securities Available for sale Securities KRW	Dec. 31, 2009 Asset-backed Securities Available for sale Securities KRW	Dec. 31, 2008 Asset-backed Securities Available for sale Securities KRW	Dec. 31, 2010 Available for sale Securities KRW	Dec. 31, 2009 Available for sale Securities KRW	Dec. 31, 2008 Available for sale Securities KRW
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Other investments		2,763,436,000,000	[1]	2,568,663,000,000	[1]		730,093,000,000
Other Comprehensive Income Reclassification Adjustment For Unrealized Holding Gains Losses Before Tax						24,964,000,000
Available-for-sale debt securities								3,959,163,000,000	5,107,873,000,000
Held-to-maturity debt securities								1,034,505,000,000	2,144,968,000,000
Exposure to asset-backed collateralized debt obligations (CDOs)										30,984,000,000	97,202,000,000	100,364,000,000
Net losses on securities related to asset-backed CDOs'										0	2,955,000,000	61,182,000,000	8,748,000,000	11,486,000,000	147,695,000,000
Proceeds from sales of available-for-sale securities		4,380,405,000,000		1,561,005,000,000		2,473,684,000,000
Proceeds from maturities of available-for-sale securities	11,725,946,000	13,257,354,000,000		12,351,877,000,000		7,274,598,000,000
Gross realized gains		770,173,000,000		449,957,000,000		197,800,000,000
Gross realized losses		28,078,000,000		33,761,000,000		87,337,000,000

[1]	Other investments include unlisted equity securities, securities with sales restriction, fund investments and investments accounted for the equity method.